Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

17. SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the accompanying consolidated financial statements were issued. Ownership of nine affiliate dental insurers transferred from 100% directly owned by Interfinancial Inc. to 100% owned by the Company during the first quarter of 2013. The Company is a directly owned subsidiary of Interfinancial Inc.